Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 2,900	$ 4,705
Trade and other receivables (Note 6)	8,208	5,102
Inventories (Note 7)	10,009	8,069
Prepaid expenses	2,426	2,200
Current assets	23,543	20,076
Non-current assets
Restricted cash	4,078	4,082
Inventories (Note 7)	7,900	1,339
Property, plant and equipment (Note 8)	177,913	259,319
Total assets	213,434	284,816
Current liabilities
Trade and other payables	20,576	21,131
Deferred revenue (Note 9)		3,972
Metals contract liability (Note 9)	11,971
Derivative instruments (Note 10 and 11)	2,162	4,568
Loan payable (Note 13)		5,564
Glencore pre-payment facility (Note 14)	1,451	2,862
Promissory note (Note 12)	5,000
Government loan (Note 15)	4,499	947
Current liabilities	45,659	39,044
Non-current liabilities
Other long-term liabilities	1,543	4,619
Deferred revenue (Note 9)		19,350
Metals contract liability (Note 9)	28,934
Sandstorm convertible debenture (Note 10)		9,953
RoyCap convertible debenture (Note 11)	8,665
Promissory note (Note 12)		5,000
Government loan (Note 15)		3,552
Post-employment benefit obligations (Note 16)	10,866	13,398
Decommissioning provision (Note 17)	13,444	8,279
Deferred tax liabilities (Note 24)	488	459
Total liabilities	109,599	103,654
Equity
Share capital (Note 18)	423,098	350,707
Equity reserve	51,088	42,378
Foreign currency translation reserve	6,833	6,842
Deficit	(387,949)	(230,253)
Attributable to shareholders of the Company	93,070	169,674
Non-controlling interests (Note 20)	10,765	11,488
Total equity	103,835	181,162
Total liabilities and equity	$ 213,434	$ 284,816